Property and Equipment (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			66 Months Ended	102 Months Ended	108 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011	Jun. 30, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross					$ 13,643,000	$ 31,322,000			$ 13,643,000
Less accumulated depreciation	(12,866,000)		(12,866,000)		(12,622,000)	(19,830,000)			(12,622,000)	(12,866,000)
Property and equipment, net	792,000		792,000		1,021,000	11,492,000			1,021,000	792,000
Impairment of property and equipment	0	0	0	0	7,371,000	0	0	0	7,371,000	7,371,000
Reduction in value of impaired assets acquired					17,600,000				17,600,000
Reduction in value of accumulated depreciation					10,200,000
Office and warehouse equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross					323,000	356,000			323,000
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross					985,000	1,246,000			985,000
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross					524,000	524,000			524,000
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross					4,913,000	7,762,000			4,913,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross					$ 6,898,000	$ 21,434,000			$ 6,898,000